Related Party Transactions (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
The Johnan Shinkin Bank [Member]
Related Party Transactions [Line Items]
Bank borrowings	$ 366,116	$ 699,873
Third-Party [Member]
Related Party Transactions [Line Items]
Bank borrowings	$ 1,130,937	$ 332,005